Organization and Business Background	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Background

1. ORGANIZATION AND BUSINESS BACKGROUND

Phoenix Plus Corp. was incorporated on November 5, 2018 under the laws of the state of Nevada.

The Company, through its subsidiaries, engaged in providing technical consultancy on solar power system and consultancy on green energy solution, and also focused on the commercialization of a targeted portfolio of solar products (amorphous thin film solar panels and ancillary products) and technologies for a wide range of applications including electrical power production.

On March 18, 2019, the Company acquired 100% of the equity interests in Phoenix Plus Corp. (herein referred as the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia.

On July 25, 2019, Phoenix Plus Corp., a Malaysia Company acquired Phoenix Plus International Limited (herein referred as the “Hong Kong Company”), a private limited company incorporated in Hong Kong

Details of the Company’s subsidiaries:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. Phoenix Plus Corp.	Labuan / January 4, 2019	100 shares of ordinary share of US$1 each	Investment holding

2. Phoenix Plus International Limited	Hong Kong / March 19, 2019	1 ordinary share of HKD$1 each	Providing technical consultancy on solar power system and consultancy on green energy solution

For purposes of consolidated financial statement presentation, Phoenix Plus Corp. and its subsidiaries are hereinafter referred to as the “Company”.

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

Phoenix Plus Corp. was incorporated on November 5, 2018 under the laws of the state of Nevada.

The Company, through its subsidiaries, engaged in providing technical consultancy on solar power system and consultancy on green energy solution, and also focused on the commercialization of a targeted portfolio of solar products (amorphous thin film solar panels and ancillary products) and technologies for a wide range of applications including electrical power production.

On March 18, 2019, the Company acquired 100% of the equity interests in Phoenix Plus Corp. (herein referred as the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia.

On July 25, 2019, Phoenix Plus Corp., a Malaysia Company acquired Phoenix Plus International Limited (herein referred as the “Hong Kong Company”), a private limited company incorporated in Hong Kong.

Details of the Company’s subsidiary:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Phoenix Plus Corp.	Labuan / January 4, 2019	100 share of ordinary share of US$1 each	Investment holding

2.	Phoenix Plus International Limited	Hong Kong / March 19, 2019	1 ordinary share of HKD$1	Providing technical consultancy on solar power system and consultancy on green energy solution